Provisions	12 Months Ended
Dec. 31, 2017
Provisions [Line Items]
Disclosure Of Provisions Explanatory

Note 20 Provisions and contingent liabilities

a) Provisions
CHF million	Operational risks[1]	Litigation, regulatory and similar matters[2]	Restruc-turing	Loan com-mitments and guarantees	Real estate	Employee benefits[5]	Other	Total 31.12.17	Total 31.12.16
Balance at the beginning of the year	50	3,261	498	54	142	77	91	4,174	4,164
Additions from acquired companies	0	0	0	0	0	0	7	7	0
Increase in provisions recognized in the income statement	15	682	220	11	3	12	45	988	1,433
Release of provisions recognized in the income statement	(7)	(209)	(80)	(32)	(2)	(21)	(20)	(371)	(288)
Provisions used in conformity with designated purpose	(13)	(1,230)	(313)	0	(12)	(1)	(34)	(1,604)	(1,152)
Capitalized reinstatement costs	0	0	0	0	7	0	0	7	(2)
Reclassifications	0	0	0	0	0	0	0	0	10
Foreign currency translation / unwind of discount	(3)	(59)	(2)	0	(5)	1	1	(68)	10
Balance at the end of the year	43	2,444	322[3]	33	134[4]	68	89	3,133	4,174
1 Comprises provisions for losses resulting from security risks and transaction processing risks. 2 Comprises provisions for losses resulting from legal, liability and compliance risks. 3 Primarily consists of personnel-related restructuring provisions of CHF 83 million as of 31 December 2017 (31 December 2016: CHF 150 million) and provisions for onerous lease contracts of CHF 235 million as of 31 December 2017 (31 December 2016: CHF 348 million). 4 Consists of reinstatement costs for leasehold improvements of CHF 92 million as of 31 December 2017 (31 December 2016: CHF 87 million) and provisions for onerous lease contracts of CHF 41 million as of 31 December 2017 (31 December 2016: CHF 55 million). 5 Includes provisions for sabbatical and anniversary awards as well as provisions for severance that are not part of restructuring provisions.

Restructuring provisions primarily relate to onerous lease contracts and severance payments. The use of onerous lease provisions is driven by the maturities of the underlying lease contracts. Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring and therefore the estimated costs.

Information on provisions and contingent liabilities in respect of litigation, regulatory and similar matters, as a class, is included in Note 20b. There are no material contingent liabilities associated with the other classes of provisions.

UBS AG
Provisions [Line Items]
Disclosure Of Provisions Explanatory

Note 20 Provisions and contingent liabilities

a) Provisions
CHF million	Operational risks[1]	Litigation, regulatory and similar matters[2]	Restruc-turing	Loan com-mitments and guarantees	Real estate	Employee benefits[5]	Other	Total 31.12.17	Total 31.12.16
Balance at the beginning of the year	50	3,261	498	54	138	77	91	4,169	4,163
Additions from acquired companies	0	0	0	0	0	0	7	7	0
Increase in provisions recognized in the income statement	15	682	174	11	3	11	45	941	1,430
Release of provisions recognized in the income statement	(7)	(209)	(74)	(32)	(2)	(18)	(20)	(362)	(288)
Provisions used in conformity with designated purpose	(13)	(1,230)	(280)	0	(12)	(1)	(34)	(1,571)	(1,152)
Capitalized reinstatement costs	0	0	0	0	4	0	0	4	(1)
Reclassifications	0	0	(21)	0	0	(14)	0	(36)	7
Foreign currency translation / unwind of discount	(3)	(59)	(2)	0	(5)	1	1	(68)	10
Balance at the end of the year	43	2,444	294[3]	33	125[4]	55	89	3,084	4,169
1 Comprises provisions for losses resulting from security risks and transaction processing risks. 2 Comprises provisions for losses resulting from legal, liability and compliance risks. 3 Primarily consists of personnel-related restructuring provisions of CHF 54 million as of 31 December 2017 (31 December 2016: CHF 150 million) and provisions for onerous lease contracts of CHF 235 million as of 31 December 2017 (31 December 2016: CHF 348 million). 4 Consists of reinstatement costs for leasehold improvements of CHF 86 million as of 31 December 2017 (31 December 2016: CHF 85 million) and provisions for onerous lease contracts of CHF 39 million as of 31 December 2017 (31 December 2016: CHF 53 million). 5 Includes provisions for sabbatical and anniversary awards as well as provisions for severance that are not part of restructuring provisions.

Restructuring provisions primarily relate to onerous lease contracts and severance payments. The use of onerous lease provisions is driven by the maturities of the underlying lease contracts. Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring and therefore the estimated costs.

Information on provisions and contingent liabilities in respect of litigation, regulatory and similar matters, as a class, is included in Note 20b. There are no material contingent liabilities associated with the other classes of provisions.